Stock-based Compensation - Summary of Stock Options Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 1,560	$ 1,695	$ 3,080	$ 3,290
Cost of revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	60	(10)	114	47
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	456	374	907	755
Selling, general and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 1,044	$ 1,331	$ 2,059	$ 2,488